Business Combinations (Balance Sheet Amounts at Historical Carrying Values and Excess of Total Consideration at The Date of The Transaction) (Details) (Platform Services and Prepaid Card Distribution Businesses [Member], CNY)
In Thousands, unless otherwise specified
	Aug. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Total assets consolidated into the Group	818,710	1,093,483
Total liabilities consolidated into the Group	690,664	918,571
Net assets consolidated into the Group	128,046	174,912
Total purchase price due to Shanda	4,977,420
Excess of purchase price over carrying value of net assets	4,849,374
Retained Earnings [Member]
Business Acquisition [Line Items]
Excess of purchase price over carrying value of net assets	3,236,036
Additional Paid-in Capital [Member]
Business Acquisition [Line Items]
Excess of purchase price over carrying value of net assets	1,613,338